Stock Options Outstanding, Employees Stock Option Schemes (Detail) - Employees Stock Option Scheme	12 Months Ended
	Mar. 31, 2023 ₨ / shares shares	Mar. 31, 2023 ₨ / shares $ / shares shares	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	151,682,461	151,682,461	158,106,016	168,168,760	142,865,602
Weighted Average Exercise Price	₨ 1,264.86	₨ 1,264.86	₨ 1,175.65	₨ 1,063.79	₨ 899.03
Plan "F"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range	₨ 716.6
Range of exercise price, Upper Range | $ / shares		₨ 8.72
Number Of Shares Arising Out Of Options | shares	7,449,626	7,449,626
Weighted Average Remaining Life	9 months 29 days	9 months 29 days
Weighted Average Exercise Price	₨ 716.6	₨ 716.6
Plan "G"
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	882.85	₨ 10.74
Range of exercise price, Upper Range | (per share)	₨ 1,673.1	₨ 20.36
Number Of Shares Arising Out Of Options | shares	144,232,835	144,232,835
Weighted Average Remaining Life	2 years 10 months 13 days	2 years 10 months 13 days
Weighted Average Exercise Price	₨ 1,293.2	₨ 1,293.2